Structured Loan (Details)	12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2009 CNY	Jun. 30, 2009 Structured Loan USD ($)	Jun. 30, 2009 Structured Loan CNY	Apr. 30, 2009 Structured Loan USD ($)	Apr. 30, 2009 Structured Loan CNY	Jan. 31, 2009 Structured Loan CNY Y warrant day M	Dec. 31, 2011 Structured Loan	Dec. 31, 2010 Structured Loan	Jun. 15, 2009 Structured Loan USD ($)	Apr. 07, 2009 Structured Loan USD ($) Y	Apr. 07, 2009 Structured Loan CNY
Debt
Term of loan facility (in years)						3
Maximum borrowing capacity						80,000
Interest rate (as a percent)						12.00%
Proportionate number of warrants exercisable every six months						0.2
Term over which warrants are Exercisable on proportionate basis (in months)						6
Number of ordinary shares that can be acquired						1
Number of trading days on which the strike price of each warrant is based						20
Maximum number of warrants to be granted (in shares)		6,600,000	6,600,000
Price of unexercised warrants (in dollars per share)									$ 7.00
Equity interest in Yingli Green Energy (as a percent)						43.00%
Amount of loan facility drew down				50,000,000	341,795,000
Number of warrants granted (in shares)				4,125,000	4,125,000
Initial strike price (in dollars per share)		$ 5.06								$ 5.64
Debt discount										35,021,000	239,307,000
Period for amortization (in years)										3	3
Fair value of warrants		55,811,000	381,297,000
Loss from revaluation of embedded derivative liability	231,345,000	20,790,000	141,990,000
Penalty on early repayment of debt		1,000,000
Loss on debt extinguishment	(244,744,000)	$ (35,817,000)	(244,744,000)
Number of warrants exercised (in shares)							2,475,000	1,650,000
Issuance of ordinary shares upon exercise of warrants							1,444,060	1,010,211